Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of current and deferred portions of income tax expenses

The current and deferred portions of income tax expenses included in the consolidated statements of comprehensive income during the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Current income tax expenses	991,644	1,179,042	784,463
Deferred income tax expense	(596,544)	(721,637)	(228,220)
Total	395,100	457,405	556,243

Schedule of computed expected tax expenses (benefit) rate and the effective income tax rate

The following table sets forth reconciliation between the computed expected tax expenses (benefit) rate and the effective income tax rate for the years ended December 31, 2024 and 2023.

	For the years ended December 31,
	2023	2024
	RMB	RMB

Statutory tax rate[1]	25%	25%
Research and development tax credit	(2)%	(2)%
Effect of tax holiday	(13)%	(9)%
Change in valuation allowance	(1)%	0%
Non-deductible expenses	1%	2%
Withholding tax	4%	0%
Effective income tax rate	14%	16%

1	The PRC statutory income tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC.
In accordance with the updated requirements of ASU No. 2023-09 for the year ended December 31, 2025, a reconciliation between the statutory rate and the Group’s effective tax rate is as follows:

	For the year ended December 31,2025
	Amount	Percent

Statutory tax rate[1]	775,361	25.0%
Foreign Tax Effects
Indonesia
Statutory tax rate difference between Indonesia and Chinese mainland	(10,447)	(0.2)%
Change in valuation allowance	2,640	0.1%
Hong Kong
Statutory tax rate difference between Hong Kong and Chinese mainland	22,563	0.7%
Change in valuation allowance	10,633	0.3%
Cayman Islands
Statutory tax rate difference between Cayman and Chinese mainland	(57,443)	(1.9)%
Other foreign jurisdictions	(1,371)	(0.0)%
Change in valuation allowance	(25,645)	(0.8)%
Nontaxable or nondeductible items	46,841	1.5%
Other reconciling items
Research and development tax credit	(50,921)	(1.7)%
Effect of tax holiday	(265,448)	(8.6)%
Withholding tax	84,662	2.7%
Others	24,818	0.8%
Effective income tax rate	556,243	17.9%

1	The PRC statutory income tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC.

Schedule of aggregate amount and per share effect of tax holidays

The aggregate amount and per share effect of the tax holidays are as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Tax holiday effect	356,159	259,755	265,448
Net profit per share effect
- Basic	0.27	0.20	0.21
- Diluted	0.26	0.20	0.20

Schedule of Significant components of deferred tax assets

The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2024	2025
	RMB	RMB

Deferred tax assets:
Timing difference in revenue recognition	2,375,253	3,345,949
Provision for accounts receivable and contract assets and loans receivable	330,493	75,036
Accumulated tax losses-carry forward	179,809	155,457
Payroll and welfare payable and other temporary differences	69,024	114,981
Quality assurance obligations	126,706	173,337
Less: Valuation allowance	(75,810)	(63,439)
Total deferred tax assets	3,005,475	3,801,321

Deferred tax liabilities:
Intangible assets arisen from business combination and asset acquisition	(33,520)	(73,205)
Fair value adjustment to assets and liabilities during business combination and asset acquisition	-	(5,043)
Timing difference in revenue recognition	(140,144)	(244,834)
Quality assurance obligations	(395,868)	(748,066)
Fair value changes and other temporary difference	(35,949)	(19,541)
Unrealized gain in consolidated trusts	(110,783)	(173,470)
Withholding tax for undistributed earnings	(266,559)	(331,647)
Total deferred tax liabilities	(982,823)	(1,595,806)

Schedule of valuation allowance

Movement of valuation allowances

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

At beginning of year	115,754	94,926	75,810
Current year additions	44,113	34,490	17,964
Current year reversals	(64,941)	(53,606)	(30,335)
At end of year	94,926	75,810	63,439